UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2006

Check here if Amendment			[ ];  Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		PACIFIC LIFE INSURANCE COMPANY
Address:	700 Newport Center Drive
		Newport Beach, CA 92660

13F File Number: 28-351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	John Torell
Title:	AVP, Investment Management Division
Phone:	949-219-1735

Signature, Place, and Date of Signing








Report Type (Check only one.):

[X]	13F Holdings Report.

[ ]	13F Notice.

[ ] 	13F Combination Report.

List of Other Managers Reporting for this Manager:

None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: 84,367

List of Other Included Managers:

None

PACIFIC LIFE INSURANCE COMPANY
PER SEC 13F
AS OF : 6/30/2006

				 FAIR MKT SHARES OR	VOTING
NAME OF ISSUER	      CUSIP	 VALUE	  PRINCIPAL	AUTHORITY
AMERICAN CAP STRAT    024937104  2,511    75,000 	75,000
CORE-MARK HOLDING CO  218681104  1,042    29,103 	29,103
CORRECTIONS CORP AMER 22025Y407  35,656   673,512 	673,512
LIBERTY GLOBAL INC-A  530555101  146 	  6,789 	6,789
LIBERTY GLOBAL INC-C  530555309  142 	  6,886 	6,886
LORAL SPACE & COMM    543881106  978 	  34,479 	34,479
MCDATA CORPORATION    580031201  2 	  510 	 	510
NASDAQ-100 INDEX TRK  631100104  1,163    30,000 	30,000
NEWTEK BUSINESS SERV  652526104  87 	  52,350 	52,350
NTL INC		      62941W101  960 	  38,570 	38,570
ROGERS COMM INC CL B  775109200  744 	  18,428 	18,428
SPDR TRUST SERIES 1   78462F103  1,909    15,000 	15,000
ST PAUL TRAVELERS COS 792860108  15 	  341 	 	341
VERIZON COMM          92343V104  544 	  16,258 	16,258
VISICU INC	      92831L204  16,104   912,409 	912,409
GENERAL MOTORS CONV   370442741  701 	  717,500 	-
NEXTEL COMM CONV SR   65332VAY9  18,842   19,500,000 	-
SANDISK CORP CONV SR  80004CAC5  888 	  1,000,000 	-
THERMOTREX CORP CONV  883556AJ1  1,933    2,000,000 	-